PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 97.7%
Common Stocks 97.1%
Brazil 8.9%
MercadoLibre, Inc.*	169,153	$289,557,797
NU Holdings Ltd. (Class A Stock)*	15,163,910	130,561,265
		420,119,062
Denmark 6.8%
Novo Nordisk A/S (Class B Stock)	2,822,152	322,584,570
France 19.6%
Dassault Systemes SE	2,759,204	143,032,412
Hermes International SCA	108,130	228,117,551
L’Oreal SA	492,536	235,705,249
LVMH Moet Hennessy Louis Vuitton SE	207,792	172,895,197
Safran SA	797,488	148,898,038
		928,648,447
Hong Kong 1.7%
Hong Kong Exchanges & Clearing Ltd.	1,229,784	37,285,580
Techtronic Industries Co. Ltd.	4,011,209	42,603,479
		79,889,059
India 1.1%
Apollo Hospitals Enterprise Ltd.	478,959	36,623,125
Varun Beverages Ltd.	1,076,127	16,600,858
		53,223,983
Indonesia 1.6%
Bank Central Asia Tbk PT	125,553,370	75,963,110
Italy 9.1%
Brunello Cucinelli SpA	1,426,071	141,376,246
Ferrari NV	836,244	291,629,300
		433,005,546
Japan 4.7%
Advantest Corp.	2,516,527	100,152,376
Keyence Corp.	277,017	123,936,818
		224,089,194

PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Netherlands 8.5%
ASM International NV	334,428	$185,351,331
ASML Holding NV	253,620	220,037,705
		405,389,036
Spain 3.4%
Industria de Diseno Textil SA	3,761,882	160,848,198
Sweden 2.6%
Atlas Copco AB (Class A Stock)	7,670,023	122,409,143
Taiwan 7.4%
Alchip Technologies Ltd.	396,381	49,167,099
Global Unichip Corp.	711,193	34,917,232
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,351,020	265,571,219
		349,655,550
United Kingdom 5.5%
Ashtead Group PLC	909,503	59,474,157
AstraZeneca PLC	428,844	56,854,783
Compass Group PLC	5,337,157	147,005,435
		263,334,375
United States 16.2%
CyberArk Software Ltd.*	623,462	145,565,908
Ferguson PLC	268,894	50,279,290
Globant SA*	492,947	116,241,832
James Hardie Industries PLC, CDI*	1,856,409	69,746,114
Lululemon Athletica, Inc.*	268,425	121,816,634
Monday.com Ltd.*	548,947	115,300,828
Schneider Electric SE	762,866	149,865,127
		768,815,733

Total Common Stocks (cost $3,282,074,486)		4,607,975,006

PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 0.6%
Germany
Dr. Ing. h.c. F. Porsche AG (PRFC), 144A (cost $30,681,668)	347,082	$29,467,939

Total Long-Term Investments (cost $3,312,756,154)		4,637,442,945
Short-Term Investment 2.6%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $120,557,287)(wb)	120,557,287	120,557,287

TOTAL INVESTMENTS 100.3% (cost $3,433,313,441)		4,758,000,232
Liabilities in excess of other assets (0.3)%		(13,092,359)

Net Assets 100.0%		$4,744,907,873

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CDI—Chess Depository Interest
PRFC—Preference Shares

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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